Long-Term Bank Deposits And Other Receivables	12 Months Ended
Dec. 31, 2025
Long-Term Investments and Receivables, Net [Abstract]
Long-Term Bank Deposits And Other Receivables	LONG-TERM BANK DEPOSITS AND OTHER RECEIVABLES
The following table presents the components of long-term bank deposits and other receivables as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Derivative financial instruments(1)	$12,650	$24,327
Premises evacuation building input index receivable(2)	—	22,587
Long term balances of Non-qualified deferred compensation plan (3)	25,171	11,524
Cross-currency interest rate swap	1,812	—
Deposits with banks and other long-term receivables	11,968	9,072
	$51,601	$67,510

(1)    Derivative financial instruments related to long term projects.

(2)    During 2019, the Company sold the premises evacuation receivable to an Israeli bank and is still entitled to receive building inputs index adjustments on the base premises evacuation receivable. As of December 31, 2025 the balance classified to short-term and presented as other receivables (see also Note 4).

(3)    Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code and long-term balances related to defined contribution plan (see Note 17).